CERTAIN TRANSACTIONS (Details 1) - USD ($) shares in Millions, $ in Millions							12 Months Ended
	Oct. 03, 2015	Jul. 27, 2015	May. 31, 2015	Feb. 13, 2015	Jul. 31, 2014	Feb. 28, 2014	Dec. 31, 2015
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1			May 30, 2015		Jul. 30, 2014	Feb. 28, 2014
Business Acquisition Date Of Acquisition Agreement1	Jan. 10, 2015	Jul. 27, 2015		Feb. 13, 2015
Nu Pathe [Member]
Business Acquisition [Line Items]
Business Acquisition Cost O fAcquired Entity Purchase Price						$ 163
potential additional payments of purchase price						$ 106
LabrysBiologics1 [Member]
Business Acquisition [Line Items]
Business Combination Contingent Consideration Liability Fair Value					$ 251
potential additional payments of purchase price					$ 625
Rimsa [Member]
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars	$ 2,300
Actavis [Member]
Business Acquisition [Line Items]
Business Acquisition Cost O fAcquired Entity Purchase Price		$ 40,500
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars		33,750
Issuance of shares and stock options in a business combinaiton transaction		$ 6,750
Shares issued as consideration for the acquisition		100
Auspex [Member]
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars			$ 3,300
Immuneering Corporation And Microchips BiotechInc [Member]
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars							$ 102